Related parties - Transactions with non-executive directors and shareholders (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Set up of Production Line
Related Party Transactions
Related party transaction, Total	€ 52	€ 242
Board Remuneration
Related Party Transactions
Related party transaction, Total	532	571
Related party, Amounts outstanding at period-end	117	110
Cochlear | Set up of Production Line
Related Party Transactions
Related party transaction, Total	52	242
Cochlear | Board Remuneration
Related Party Transactions
Related party transaction, Total	0	0
Robert Taub (until June 12, 2024)/Robelga SRL (since June 12, 2024) | Set up of Production Line
Related Party Transactions
Related party transaction, Total	0	0
Robert Taub (until June 12, 2024)/Robelga SRL (since June 12, 2024) | Board Remuneration
Related Party Transactions
Related party transaction, Total	119	122
Kevin Rakin | Set up of Production Line
Related Party Transactions
Related party transaction, Total	0	0
Kevin Rakin | Board Remuneration
Related Party Transactions
Related party transaction, Total	79	66
Pierre Gianello | Set up of Production Line
Related Party Transactions
Related party transaction, Total	0	0
Pierre Gianello | Board Remuneration
Related Party Transactions
Related party transaction, Total	60	59
Jurgen Hambrecht | Set up of Production Line
Related Party Transactions
Related party transaction, Total	0	0
Jurgen Hambrecht | Board Remuneration
Related Party Transactions
Related party transaction, Total	71	65
Rita Mills | Set up of Production Line
Related Party Transactions
Related party transaction, Total	0	0
Rita Mills | Board Remuneration
Related Party Transactions
Related party transaction, Total	68	65
Giny Kirby | Set up of Production Line
Related Party Transactions
Related party transaction, Total	0	0
Giny Kirby | Board Remuneration
Related Party Transactions
Related party transaction, Total	57	58
Wildman Venturees LLC | Set up of Production Line
Related Party Transactions
Related party transaction, Total	0	0
Wildman Venturees LLC | Board Remuneration
Related Party Transactions
Related party transaction, Total	€ 79	€ 70